Notes to the consolidated financial statements	3 Months Ended
Mar. 31, 2022
Notes to the consolidated financial statements
Notes to the consolidated financial statements

3. Notes to the consolidated financial statements

3.1 Revenue from contract with customers

The Group recognized the following revenues:

	Three months ended March 31
	2021	2022
	EUR k	EUR k
Belgium
GSK	9,071	23,746
Germany
Boehringer Ingelheim	467	—
Switzerland
CRISPR	78	180
Netherlands
Genmab	414	447
Total	10,030	24,373

Of these revenues, all of which were recognized over time as part of collaboration agreements, during the three months ended March 31, 2022 EUR 18,243k (2021: EUR 7,653k) related to (i) delivery of research services combined with an IP license (recognized from the upfront payments as further illustrated in the table below) and (ii) related to the reaching of a milestone, EUR 103k (2021: EUR 1,039k) related to delivery of products and EUR 6,027k (2021: EUR 1,338k) were recognized from those research and development services considered distinct within the agreements.

In the three months ended March 31, 2022, EUR 23,746k in revenue was recognized under the collaboration agreements with GSK, entered into in July 2020, for the research, development, manufacturing and commercialization of mRNA-based vaccines and monoclonal antibodies targeting infectious disease pathogens (”GSK I”) and in April 2021 for to research, develop and manufacture next-generation mRNA vaccines targeting the original SARS-CoV-2 strain as well as emerging variants, including multivalent and monovalent approaches, such as the CureVac’s second-generation COVID-19 vaccine candidate, CV2CoV (“GSK II”). In the first quarter of 2022, the Company reached a development milestone of EUR 10,000k related to GSK I. Therefore, revenue for the three months ending March 31, 2022 also includes recognition of EUR 4,725k of the milestone amount. The remaining EUR 5,275k of the milestone amount is deferred as contract liability and will be recognized into revenue through the estimated completion date of Phase 1 clinical trials, at which time GSK will be responsible for further development and commercialization. In the three months ended March 31, 2021, revenue primarily consisted of EUR 9,071k recognized from the upfront payments under the collaboration with GSK I.

The Group has received upfront payments which were initially deferred and are subsequently recognized as revenue as the Group renders services over the performance period. Below is a summary of such payments and the related revenues recognized:

		Upfront and	Upfront and	Revenue recognized from
		milestones payments included	milestones payments included	upfront and milestones payments
		in contract	in contract	for three months ended
	Upfront payments	liabilities at	liabilities at	March 31,
Customer	March 31, 2022	December 31, 2021	March 31, 2022	2021	2022

		(EUR k)	(EUR k)	(EUR k)
GSK	EUR 205,000k (EUR 10,000k milestone payment included)	135,494	127,776	6,662	17,719
CRISPR	USD 3,000k (EUR 2,524k)*	1,239	1,162	77	77
Boehringer Ingelheim	EUR 30,000k	—	—	467	—
Genmab	USD 10,000k (EUR 8,937k)*	5,362	4,915	447	447
Total		142,095	133,853	7,653	18,243

* Translated at the currency exchange rate prevailing on the transaction date.

Contract balances:

	December 31,	March 31,
	2021	2022
	EUR k	EUR k
Trade receivables	18,504	28,025
Contract liabilities	142,095	133,853

Trade receivables are non-interest bearing and are generally settled within 30 to 45 days. The contract liabilities contain upfront payments and milestone payments from Collaboration agreements.

3.2 Cost of sales

The cost of sales consists of the following:

	Three months ended March 31,
	2021	2022
	EUR k	EUR k
Personnel	(4,479)	(7,937)
Materials	(2,123)	(22,828)
Third-party services	(6,532)	(964)
Maintenance and lease	(1,720)	(231)
Amortization and depreciation	(852)	(5,168)
Other	(54)	(104)
Total	(15,760)	(37,232)

During the three months ended March 31, 2022, cost of sales mainly increased compared to the same period of 2021 due to increased write-offs for raw materials, which were procured for manufacture into products to sell to GSK are now no longer expected to be purchased.

3.3 Selling and distribution expenses

Selling and distribution expenses consist of the following:

	Three months ended March 31,
	2021	2022
	EUR k	EUR k
Personnel	(287)	(197)
Amortization and depreciation	(22)	(17)
Other	(168)	(57)
Total	(477)	(271)

Personnel expenses mainly include salary and salary-related expenses, during the three months ended March 31, 2022 of EUR 129k (March 31, 2021: 222k) and share-based payment expense of EUR 68k (March 31, 2021: 65k).

3.4 Research and development expenses

R&D expenses consists of the following:

	Three months ended March 31,
	2021	2022
	EUR k	EUR k
Materials	(2,981)	(17,287)
Personnel	(5,619)	(7,054)
Amortization and depreciation	(888)	(1,013)
Patents and fees to register a legal right	(2,950)	(1,855)
Third-party services	(91,617)	16,800
Maintenance and lease	(243)	(36)
Other	(688)	(341)
Total	(104,986)	(10,786)

During the three months ended March 31, 2022, research and development expenses decreased in comparison to the same period of 2021. The reason is that 2021 was highly impacted by the Group´s CVnCoV program. In prior year, these expenses consist primarily of cost incurred to CROs involved in the CVnCoV development as well as materials used in the administration of clinical trials. As a result of renegotiations, the estimated outstanding costs for the CVnCoV studies decreased resulting in reversal of provision for onerous contracts in the amount of EUR 6,800k, resulting in an overall gain within Third-party services. Additionally, a net gain for a change in estimate in the contract termination provisions resulted primarily of GSK taking over, from the Group, committed capacity at Novartis (see Note 3.6 for additional information). Further, the three months ended in March 2022 were impacted by further write-off of inventory. As of March 31, 2022, the Group had no development expenditures which met the requirements for capitalization and thus none have been capitalized. Under the grant from BMBF, in 2021 the Group earned income (recognized in other operating income) for certain eligible expenses incurred for COVID-19 vaccine development; refer to Note 3.6 for more information on amounts recognized from this grant in the three months ended March 31, 2021.

Personnel expenses mainly include salary and salary-related expenses, during the three months ended March 31, 2022 of EUR 6,864k (March 31, 2021: EUR 5,333k) and share-based payment expense of EUR 190k (March 31, 2021: 286k).

3.5 General and administrative expenses

General and administrative expenses consist of the following:

	Three months ended March 31,
	2021	2022
	EUR k	EUR k
Personnel	(9,093)	(9,781)
Maintenance and lease	(380)	(1,300)
Third-party services	(6,745)	(5,283)
Legal and other professional services	(1,510)	(2,325)
Amortization and depreciation	(1,461)	(2,938)
Other	(2,074)	(2,939)
Total	(21,263)	(24,566)

Personnel expenses mainly include salary and salary-related expenses, during the three months ended March 31, 2022, of EUR 7,803k (March 31, 2021: EUR 5,306k) and share-based payment expense of EUR 1,978k (March 31, 2021: EUR 3,787k). During the three months ended March 31, 2022, third-party services expenses decreased, compared to the same period of 2021, mainly due to less consulting services. The increase in “Other” mainly result from insurance costs of EUR 1,383k, mainly related to the D&O insurance (March 31, 2021: EUR 1,244k).

3.6 Other operating income

	Three months ended March 31,
	2021	2022
	EUR k	EUR k
Compensation for CMO transfer	—	33,326
Grants and other cost reimbursements from government agencies and similar bodies	16,668	69
Other	28	41
Total	16,696	33,436

In March 2022, CureVac AG and GlaxoSmithKline Biologicals SA amended and restated the 2020 GSK agreement and the GSK COVID Agreement in connection with GSK entering into a direct agreement with Novartis for use of Novartis as a CMO at the same time as CureVac exits its CMO agreement with Novartis. Additionally, under the restated agreement, CureVac is entitled to further compensation by GSK. The compensations mainly consist of a consideration for set-up activities undertaken by CureVac (EUR 20,500k) and for reimbursement of prepayments (EUR 12,000k), which were recognized in other operating income in the three months ended March 31, 2022. As an additional result of this agreement, certain reserved capacity at Novartis was also taken over from the Group by GSK, which resulted in the reversal of provisions of EUR 25,059k which had been recognized as of December 31, 2021 and the recognition of a corresponding gain in research and development expenses in the three months ended March 31, 2022.

During the three months ended March 31, 2022 and 2021, income from grants with government agencies and similar bodies resulted from the following:

German Federal Ministry of Education and Research (BMBF)

In 2020, the Company received a grant from BMBF to support the development of its COVID-19 vaccine candidate for which it was determined that the arrangement contained two components: a grant component (in the scope of IAS 20) and a supply component (in the scope of IFRS 15). The grant terminated in 2021. With regard to the grant component, during the three months ended March 31, 2021, the Group has recognized grant income in the amount of EUR 16,560k (March 31, 2022: EUR 0).

Coalition for Epidemic Preparedness Innovations (CEPI)

In January 2020, CureVac and CEPI entered into a collaboration to develop a vaccine against the new coronavirus SARS-CoV-2. The aim of the cooperation is to safely advance vaccine candidates into clinical testing as quickly as possible. The agreement builds upon the existing partnership between CureVac and CEPI to develop a rapid-response vaccine platform and included additional initial funding of up to USD 8,300k. In May 2020, CEPI increased its grant award to the Group for SARS-CoV-2 vaccine development to up to USD 15,300k.

For the three months ended March 31, 2022, CureVac recognized the reimbursement by CEPI of approved expenses of EUR 6k (March 31, 2021: EUR 15k) as “other operating income”. As of March 31, 2022, EUR 1,282k in grant funds received have been deferred and are presented within other liabilities (December 31, 2021: EUR 1,288k).

Bill & Melinda Gates Foundation (BMGF)

For the three months ended March 31, 2021, CureVac recognized EUR 63k (March 31, 2021: EUR 191k) from the amortization of the grants on a straight-line basis into other operating income. As of March 31, 2022, EUR 1,816k in grant funds received have been deferred and presented within other liabilities (December 31, 2021: EUR 1,879k).